Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
JOHCM Asia Ex-Japan Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM Asia ex-Japan Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM Asia ex-Japan Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in equity securities of companies located in the Asia (excluding Japan) region (“Asia (ex-Japan)”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia (ex-Japan) company if, as determined by the Adviser, (i) it is organized under the laws of, or has its principal place of business or principal office in a country of the Asia (ex-Japan) region; (ii) it has its principal securities trading market in a country in Asia (excluding Japan); (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia (excluding Japan); or (iv) issues securities denominated in the currency of a country in Asia (excluding Japan). Countries included in the Asia (ex-Japan) region include, among others, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Mauritius, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock, rights, warrants and depositary receipts. The Fund will generally invest in equity securities of companies which have a market capitalization at the time of purchase of greater than US $500 million. The Fund may also hold stocks of companies with market capitalizations of greater than US $10 billion.

The Fund invests the majority of its assets in high quality, growth companies that have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. A smaller portion of the portfolio may be invested in value companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels.

The investment process is focused on identifying and owning Quality, Long-term Sustainable Growth (QLSG) companies, which are businesses that can sustainably grow over economic and liquidity cycles. The investment process will be driven by fundamental bottom-up stock selection, with an overlay of top-down macro, country and sector analysis. The adviser applies a fundamental bottom-up analysis in its stock selection, focusing on a particular investment opportunity or small set of opportunities, and reviews various information sources such as financial statements, company announcements and disclosures, and economic and industry reports to determine which investments are appropriate for the Fund. This analysis is augmented with a top-down macro overlay that first considers the condition of the market as a whole and then strategically focuses the analysis by country and, ultimately, by sector. Decisions will be based on a screening process based on rigorous research that takes into account the fundamentals, future prospects and current valuations of companies. There is a continuous effort on meeting or speaking with the management of relevant companies to evaluate business models and determine business trends.

Although the Fund will primarily invest directly in Asia (ex-Japan) equity securities, the Fund may from time to time invest in equity securities of companies domiciled or exercising the predominant part of their economic activities in Australia and New Zealand as well. These are developed markets, with increasing linkages to the Asian region. The investments in Australia and New Zealand will not exceed 15% of the of the Fund’s assets.

		The Fund may hedge the portfolio by selling listed equity index futures of the markets that the Fund invests in, but this will be purely for the purposes of hedging or downside protection and will not exceed 25% of the Fund’s assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. It is unlikely that stock exchanges in certain of the emerging markets will, in the foreseeable future, offer the liquidity available in more developed securities markets. This lack of liquidity and efficiency may mean that from time to time the Adviser may experience difficulty in purchasing or selling holdings of securities.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small capitalization stocks may be more volatile than those of larger companies. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Value Investing Risk. The Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

		Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-260-9549 (toll free) or 312-557-5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return – Institutional Class Shares for years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	03/31/15	5.51%
Worst Quarter:	09/30/15	(7.12)%

		The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was (2.26)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes.
JOHCM Asia Ex-Japan Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.09%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	$ 131
3 years	rr_ExpenseExampleYear03	430
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	$ 1,660
2015	rr_AnnualReturn2015	(4.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
JOHCM Asia Ex-Japan Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.09%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.39%
1 year	rr_ExpenseExampleYear01	$ 142
3 years	rr_ExpenseExampleYear03	463
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	$ 1,781
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.72%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2014
JOHCM Asia Ex-Japan Equity Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.09%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	$ 157
3 years	rr_ExpenseExampleYear03	510
5 years	rr_ExpenseExampleYear05	887
10 years	rr_ExpenseExampleYear10	$ 1,945
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2014
JOHCM Asia Ex-Japan Equity Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
JOHCM Asia Ex-Japan Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
JOHCM Asia Ex-Japan Equity Fund | Morgan Stanley Capital International All Country Asia ex Japan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014

[1]	JO Hambro Capital Management Limited (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.
[2]	The Institutional Class Shares of the JOHCM Asia Ex-Japan Equity Fund commenced operations on March 28, 2014. Class I and II Shares commenced operations on June 26, 2014.